Document and Entity Information (USD $)	12 Months Ended
	Sep. 27, 2013	Nov. 05, 2013	Mar. 29, 2013
Document and Entity Information
Entity Registrant Name	TYCO INTERNATIONAL LTD
Entity Central Index Key	0000833444
Current Fiscal Year End Date	--09-27
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Sep. 27, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		465,302,750
Entity Public Float			$ 14,591,005,536